UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 44th Floor
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           New York, NY 10019
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Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
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Title:      Portfolio Manager
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Phone:      (212) 993-7040
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Signature, Place, and Date of Signing:

       /s/ Jason Capello                New York, NY             8/15/11
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          20
                                               -------------

Form 13F Information Table Value Total:         $2,257,909
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                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVANCE AUTO PARTS INC       COM            00751Y106  216,460 3,700,800 SH       SOLE                3,700,800      0    0
AIRGAS INC                   COM            009363102  130,347 1,861,031 SH       SOLE                1,861,031      0    0
ANN INC                      COM            035623107   18,270   700,000 SH  PUT  SOLE                  700,000      0    0
BAKER HUGHES INC             COM            057224107  234,144 3,226,900 SH       SOLE                3,226,900      0    0
FEDEX CORP                   COM            31428X106  242,933 2,561,235 SH       SOLE                2,561,235      0    0
FORTUNE BRANDS INC           COM            349631101   30,246   474,300 SH       SOLE                  474,300      0    0
HOME DEPOT INC               COM            437076102   55,391 1,529,300 SH       SOLE                1,529,300      0    0
IFM INVTS LTD                ADS            45172L100    2,222 1,511,298 SH       SOLE                1,511,298      0    0
LOWES COS INC                COM            548661107  215,191 9,231,700 SH       SOLE                9,231,700      0    0
LUMBER LIQUIDATORS HLDGS INC COM            55003T107   47,163 1,856,800 SH       SOLE                1,856,800      0    0
MONSANTO CO NEW              COM            61166W101   99,357 1,369,688 SH       SOLE                1,369,688      0    0
NVR INC                      COM            62944T105   43,529    60,000 SH       SOLE                   60,000      0    0
OIL SVC HOLDRS TR            DEPOSTRY RCPT  678002106  159,630 1,050,200 SH       SOLE                1,050,200      0    0
SCHLUMBERGER LTD             COM            806857108  237,574 2,749,696 SH       SOLE                2,749,696      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  131,970 1,000,000 SH  PUT  SOLE                1,000,000      0    0
UNITED PARCEL SERVICE INC    CL B           911312106   51,051   700,000 SH  CALL SOLE                  700,000      0    0
UNITED PARCEL SERVICE INC    CL B           911312106  252,651 3,464,300 SH       SOLE                3,464,300      0    0
UTI WORLDWIDE INC            ORD            G87210103    9,191   466,800 SH       SOLE                  466,800      0    0
WATSCO INC                   COM            942622200   71,514 1,051,824 SH       SOLE                1,051,824      0    0
WILLIAMS COS INC DEL         COM            969457100    9,075   300,000 SH       SOLE                  300,000      0    0